Issued Capital and Preference Shares - Summary of Issued Capital and Preference Shares (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares		Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares
Disclosure of classes of share capital [line items]
Ending balance	$ 311,077	¥ 2,081,138		$ 311,077	¥ 2,081,138	[1]
Ordinary shares issued and fully paid
Beginning balance	40,858,290	40,858,290		40,712,100	40,712,100
Shares issued during the year	0	0		99,790	99,790
Issued of shares upon exercised of share options (Note 25)	0	0		46,400	46,400
Ending balance	40,858,290	40,858,290		40,858,290	40,858,290
Equity
Beginning balance	$ 311,077	¥ 2,081,138	[1]		¥ 2,059,076
Issued of shares as dividend payment (Note 23) | ¥		0			12,897
Issued of shares upon exercised of share options (Note 25) | ¥		0			9,165
Ending balance	$ 311,077	¥ 2,081,138		$ 311,077	¥ 2,081,138	[1]
One special share issued and fully paid at US$0.10 per share	Less than RMB 1 thousand(US$1 thousand)	Less than RMB 1 thousand(US$1 thousand)		Less than RMB 1 thousand(US$1 thousand)	Less than RMB 1 thousand(US$1 thousand)
Non-redeemable convertible cumulative preference shares | ¥					¥ 21
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary share of par value US$0.10 each	100,000,000	100,000,000			100,000,000

[1]	Restated